Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of relevant exchange rates
	For the Fiscal Years Ended September 30
	2022	2021	2020
Period Ended RMB: USD exchange rate	7.1135	6.4434	6.7896
Period Average RMB: USD exchange rate	6.5532	6.5072	7.0056

Schedule of estimated useful lives of the assets
Useful lives
Buildings	10-32 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years

Useful lives
Land use rights	50 years